Net Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net loss
Net loss - basic	$ (2,438,964)	$ (12,459)
Net loss - diluted	$ (2,438,964)	$ (12,459)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares - basic (in shares)	560,657	557,048
Dilutive effect of share awards (in shares)	0	0
Dilutive effect of share options (in shares)	0	0
Weighted average common shares - diluted (in shares)	560,657	557,048
Net loss per share
Net income (loss) per share - basic (in cad per share)	$ (4.35)	$ (0.02)
Net income (loss) per share - diluted (in cad per share)	$ (4.35)	$ (0.02)